NOTE 5. DEFERRED REVENUE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Deferred revenue	$ 680,000	$ 250,000
Deferred revenue as current liability	1,004,387
Yilaime Sales and Support Services Agreementt [Member]
Deferred revenue	250,000
Exclusive Agreements [Member]
Deferred revenue	750,000
Yilaime [Member]
Deferred revenue	$ 70,000